EQUITY (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
EQUITY
Warrant activity	March 31, 2022 Weighted Average Exercise Shares Price Outstanding at beginning of period 22,564,255 $0.998 Issued 60,000 - Exercised (801,486) (0.956)Forfeited - - Expired (108,756) (1.000)Outstanding at end of period 21,714,013 $1.001 Exerciseable at end of period 21,714,013
	September 30, 2021
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	20,016,367	$0.556
Issued	6,608,789	2.117
Exercised	(3,676,542)	(0.582)
Forfeited	(384,359)	(1.155)
Expired	-	-
Outstanding at end of period	22,564,255	$0.998
Exerciseable at end of period	22,564,255

Warrants outstanding and exercisable	March 31, 2022 Weighted Weighted Weighted Average Average Average Number of Remaining Exercise Shares Exercise Warrants Life ( In Years) Price Exercisable Price 10,779,381 1.02 $0.250 10,779,381 $0.250 6,559,707 2.84 1.20-1.85 6,559,707 1.20-1.85 4,364,925 4.00 2.00-2.40 4,364,925 2.00-2.40 10,000 1.25 4.080 10,000 4.080 21,714,013 3.17 $1.001 21,714,013 $1.001
	September 30, 2021
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life ( In Years)	Price	Exerciseable	Price
10,829,381	1.24	$0.250	10,829,381	$0.250
847,742	0.12	1.000	847,742	1.000
6,512,207	3.32	1.20-1.85	6,512,207	1.20-1.85
4,364,925	4.50	2.00-2.40	4,364,925	2.00-2.40
10,000	1.75	4.080	10,000	4.080
22,564,255	3.49	$0.998	22,564,255	$0.998

Weighted average assumptions relating to the valuation of the Company's warrants
Dividend yield	0%
Expected life	3-5 years
Expected volatility	140%
Risk free interest rate	0.37%